Inventory	9 Months Ended
Sep. 30, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3.    Inventory

Inventory represents finished goods and work in progress. Finished goods and work in progress consist primarily of specifically identifiable items that are valued at the lower of cost or fair market value using the first-in, first-out (FIFO) method. Inventory consists of the following at:

Inventory:	September 30, 2014	December 31, 2013
Finished goods	$31,138	$360,607
Work in progress	231,081	104,727
Total Inventory	$262,219	$465,334